ACQUISITION OF WILD STREAK LLC (Tables)	12 Months Ended
Dec. 31, 2022
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Schedule of information about business combination

Balances
Purchase price:
Cash	8,206
Shares to be issued	13,746
Deferred consideration	62
Total purchase price	22,014

Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	124
Accounts receivable	408
Trade payables and other liabilities	(87)
Net assets acquired and liabilities assumed	445

Fair value of intangible assets:
Brands	311
Customer relationships	10,857
Intellectual property	5,611
Goodwill	4,790